Parnassus Value Equity Fund

Portfolio of Investments as of September 30, 2024 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (1.6%)

FedEx Corp.	301,210	82,435,153

Banks (4.9%)

Bank of America Corp.	3,615,546	143,464,865

Citigroup Inc.	1,725,687	108,028,006

		251,492,871

Biotechnology (3.3%)

Biogen Inc.[q]	361,512	70,075,486

Gilead Sciences Inc.	1,151,874	96,573,116

		166,648,602

Capital Markets (9.8%)

CME Group Inc., Class A	366,827	80,940,378

S&P Global Inc.	339,991	175,646,150

The Bank of New York Mellon Corp.	1,838,649	132,125,317

The Charles Schwab Corp.	1,694,634	109,829,230

		498,541,075

Chemicals (1.5%)

Nutrien Ltd.[l]	1,564,307	75,180,594

Containers & Packaging (3.1%)

Ball Corp.Ω	2,308,169	156,747,757

Diversified Financial Services (7.6%)

Fidelity National Information Services	1,428,387	119,627,411

Global Payments Inc.	1,310,863	134,258,588

Mastercard Inc., Class A	266,875	131,782,875

		385,668,874

Diversified Telecommunication Services (3.6%)

Verizon Communications Inc.	4,025,577	180,788,663

Entertainment (1.5%)

The Walt Disney Co.	768,519	73,923,843

Equity Real Estate Investment Trusts (5.2%)

CBRE Group Inc., Class Aq	1,156,075	143,908,216

Simon Property Group Inc.	718,854	121,500,703

		265,408,919

Food & Staples Retailing (3.1%)

Sysco Corp.	2,040,678	159,295,325

Health Care Equipment & Supplies (3.3%)

Align Technology Inc.[q]	330,007	83,927,380

Baxter International Inc.	2,229,221	84,643,521

		168,570,901

Health Care Providers & Services (4.1%)

The Cigna Group	276,871	95,919,189

UnitedHealth Group Inc.	188,370	110,136,172

		206,055,361

Household Durables (3.2%)

D.R. Horton Inc.	864,230	164,869,157

Independent Power & Renewable Electricity Producers (1.7%)

Brookfield Renewable Corp., Class Al	2,667,638	87,125,057

Insurance (2.6%)

The Progressive Corp.	517,276	131,263,958

Interactive Media & Services (2.3%)

Alphabet Inc., Class A	711,028	117,923,994

Life Sciences Tools & Services (4.8%)

Agilent Technologies Inc.	944,194	140,193,925

Bio-Rad Laboratories Inc., Class Aq	310,732	103,964,713

		244,158,638

Machinery (5.4%)

Cummins Inc.	400,912	129,811,297

Deere & Co.	348,570	145,468,718

		275,280,015

Media (1.6%)

Comcast Corp., Class A	1,920,800	80,231,816

Multiline Retail (1.8%)

Amazon.com Inc.[q]	503,495	93,816,223

Pharmaceuticals (2.5%)

Pfizer Inc.	4,390,705	127,067,003

Road & Rail (2.3%)

Union Pacific Corp.	482,958	119,039,488

Semiconductors & Semiconductor Equipment (7.0%)

Broadcom Inc.	589,550	101,697,375

Intel Corp.	2,642,083	61,983,267

Micron Technology Inc.	1,057,266	109,649,057

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	478,823	83,157,190

		356,486,889

Software (7.5%)

Microsoft Corp.	288,746	124,247,404

Nice Ltd., ADR[q,l]	517,039	89,794,163

Oracle Corp.	973,279	165,846,742

		379,888,309

Specialty Retail (2.0%)

Ross Stores Inc.	676,514	101,822,122

Technology Hardware, Storage & Peripherals (1.7%)

Western Digital Corp.q	1,271,549	86,834,081

Total investment in equities (99.0%)

(cost $3,860,587,829)		5,036,564,688

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%)a

Citizens Trust Bank	1.00%	10/06/2024	250,000	249,863

Community Vision Capital & Consulting	0.25%	03/31/2025	250,000	242,562

Self-Help Federal Credit Union	4.60%	02/25/2025	250,000	245,995

				738,420

Certificates of Deposit Account Registry Service (0.0%)a

CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: First Business Bank, par 230,073; Frontier Bank, par 34,427; Solera National Bank, par 235,500; (cost $491,044)	4.18%	03/13/2025	500,000	491,044

Community Development Loans (0.0%)a

Root Capital Inc.	1.00%	02/01/2025	100,000	97,984

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.5%)

Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	4.78%			25,525,290

Time Deposits (1.0%)

Citibank, New York	4.18%	10/01/2024	51,347,279	51,347,279

Total short-term securities (1.5%)

(cost $78,200,017)				78,200,017

Total securities (100.5%)

(cost $3,938,787,846)				5,114,764,705

Payable upon return of securities loaned (-0.5%)				(25,525,290)

Other assets and liabilities (-0.0%)				(1,865,336)

Total net assets (100.0%)				5,087,374,079

q	This security is non-income producing.

l	This security, or partial position of this security, was on loan at September 30, 2024. The total value of the securities on loan at September 30, 2024 was $24,948,448.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

ADR	American Depositary Receipt